CERTAIN BALANCE SHEET COMPONENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 782	$ 750
Less: accumulated depreciation	(599)	(523)
Property and equipment, net	183	227
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	675	643
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6	6
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 101	$ 101